Loans Receivable, Net - Summary of the Activity in Loans Classified as TDRs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
Beginning Balance	$ 5,536	$ 3,284
New TDR	1,044	2,265
Loss on Foreclosure	0	0
Transferred to Non-accrual	0
Transferred to Held For Sale		0
Loan Amortization	(119)
Removed from (Taken to) Non-accrual		(13)
Ending Balance	6,461	5,536
Multi-Family [Member]
Financing Receivable, Modifications [Line Items]
New TDR	816
Loss on Foreclosure	0
Transferred to Non-accrual	0
Loan Amortization	(1)
Ending Balance	815
Non-Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Beginning Balance	5,536	3,284
New TDR	228	2,265
Loss on Foreclosure	0	0
Transferred to Non-accrual	0
Transferred to Held For Sale		0
Loan Amortization	(118)
Removed from (Taken to) Non-accrual		(13)
Ending Balance	$ 5,646	$ 5,536